DEBT FINANCING ARRANGEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT FINANCING ARRANGEMENTS

Financing arrangements as of September 30, 2019 and December 31, 2018 are as follows:

	2019	2018
Business loans and advances, net of discounts (1)	$1,122,118	$615,692
Convertible notes payable, net of discounts (2)	1,704,029	15,000
Factoring agreement (3)	412,111	101,244
Debt – third party	$3,238,258	$731,936

Line of credit, related party secured by assets (4)	$3,043,390	$3,043,390
Debt– other related party, net of discounts (5)	5,950,000	5,912,898
Convertible debt – related party (2)	927,381	801,888
Shareholder debt (6)	534,986	181,694
Debt – related party	$10,455,757	$9,939,870

Total financing arrangements	$13,694,015	10,671,806

Less current liabilities:
Business loans, advances and agreements	$(1,534,229)	$(716,936)
Convertible notes payable, net of discount	(1,704,029)	(10,000)
Notes payable – related parties, net of discount	(9,528,376)	(9,137,982)
Convertible notes payable – related party	(388,881)	(202,688)
	$(13,155,515)	$(10,067,606)
Total non-current liabilities	$538,500	$604,200

(1) The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month Libor plus 2%, 3.8% as of September 30, 2019, and is secured by assets of the Company, is due February 28, 2020, as amended, and included 8,000 stock options as part of the terms (see Note 7).

$500,500 is a line of credit that Blue Collar has with a bank, bears interest at Prime plus 1.125%, 6.125% as of September 30, 2019, and is due March 25, 2021.

$500,000 is a bank loan dated May 28, 2019 which bears interest at Prime plus 6%, 11.0% as of September 30, 2019, is interest only for the first year, thereafter payable monthly of principal and interest until the due date of May 1, 2022. The bank loan is collateralized by assets of the Company.

$10,000 is an amount the bears interest at 6%, subsequently increased to 11%, as it was due and not repaid on October 10, 2018. The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

 (2) During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which are due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share.

During 2016, the Company acquired SDM which consideration included a convertible promissory note for $250,000 due February 28, 2020, as amended, does not bear interest, unless delinquent in which the interest is 12% per annum, and is convertible into common stock at $1.00 per share. The SDM balance is $186,881 as of September 30, 2019.

During 2018, the Company issued convertible promissory notes in the amount of $537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share. During 2019, the Company issued these same securities with the same terms in the amount of $141,300 to related parties. Because the Series C Preferred Stock has a conversion price of $0.15 per share, the issuance of Series C Preferred Stock promissory notes will cause a beneficial conversion feature of approximately $38,479 upon exercise of the convertible promissory notes.

During 2019, the Company consummated Securities Purchase Agreements dated March 15, 2019, April 12, 2019, May 15, 2019, June 6, 2019 and August 22, 2019 with Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) for the purchase of convertible promissory notes in the amounts of $68,000, $65,000, $58,000, $53,000 and $43,000 (“Geneva Roth Convertible Promissory Notes”). The Geneva Roth Convertible Promissory Notes are due one year from issuance, pays interest at the rate of 12% (principal amount increases 150%-200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to the maturity date or date of default to convert all or any part of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.   The Geneva Roth Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination. During September 2019, Geneva Roth converted a total of $40,000 of principal of the March 15, 2019 Securities Purchase Agreement into 1,073,721 shares of common stock of the Company leaving an outstanding principal balance on the March 15, 2019 Securities Purchase Agreement of $28,000. Subsequent to September 30, 2019, Geneva Roth converted another $28,000 of principal into 3,129,911 shares of common stock of the Company leaving a principal balance of zero for the March 15, 2019 Securities Purchase Agreement.

On March 25, 2019, the Company consummated a Securities Purchase Agreement dated March 18, 2019 with Auctus Fund, LLC. (“Auctus”) for the purchase of a $600,000 Convertible Promissory Note (“Auctus Convertible Promissory Note”). The Auctus Convertible Promissory Note is due December 18, 2019, pays interest at the rate of 12% (24% default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date or at the effective date of the registration of the underlying shares of common stock, which the holder has registration rights for, to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date. The Auctus Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. Auctus converted $21,100 of accrued interest into 1,000,000 shares of common stock of the Company during September 2019. Subsequent to September 30, 2019, Auctus converted another $3,930 of accrued interest into 1,500,000 shares of common stock of the Company. 2,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 7.

On June 4, 2019, the Company consummated a Securities Purchase Agreement with Odyssey Capital Funding, LLC. (“Odyssey”) for the purchase of a $525,000 Convertible Promissory Note (“Odyssey Convertible Promissory Note”). The Odyssey Convertible Promissory Note is due June 3, 2020, pays interest at the rate of 12% ( 24% default) per annum and gives the holder the right from time to time, and at any time during the period beginning six months from the issuance date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Odyssey Convertible Promissory Note may be prepaid in full at 125% to 145% up to 180 days from origination.

On June 6, 2019, the Company consummated a Securities Purchase Agreement with JSJ Investments Inc. (“JSJ”) for the purchase of a $112,000 Convertible Promissory Note (“JSJ Convertible Promissory Note”). The JSJ Convertible Promissory Note is due June 6, 2020, pays interest at the rate of 12% per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lower of the market price, as defined, or 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The JSJ Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. 333,333 warrants were issued in conjunction with the issuance of this debt. See Note 7.

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note is due June 11, 2020, pays interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. 1,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 7.

The Company may be in default under several of its new derivative financial instruments for not having filed a Form S-1 Registration Statement with the Securities and Exchange Commission by now. It is the intent of the Company to pay back all derivative securities prior to December 31, 2019 and is in negotiation for a term loan to do so. In addition, the Company is in negotiation to not have to file a Form S-1registrations statement to register certain underlying shares of common stock for warrants that were issued with the derivative securities. Otherwise, the Company may have to file a Form S-1 to register these underlying common shares.

(3) One Factoring Agreement with full recourse, due February 28, 2020, as amended, was established in June 2016 with a company that is controlled by a shareholder and is personally guaranteed by an officer of the Company. The Factoring Agreement is such that the Company pays a discount of 2% per each 30-day period for each advance received against accounts receivable or future billings. The Company was advanced funds from the Factoring Agreement for which $101,244 in principal remained unpaid as of September 30, 2019 and December 31, 2018.

Another factoring agreement was entered into dated May 8, 2019 with Advantage Capital Funding. $527,000 was actually funded to the Company with a promise to pay $18,840 per week for 40 weeks until a total of $753,610 is paid. $310,867 remains outstanding under this factoring agreement as of September 30, 2019.

(4) The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 3.8% as of September 30, 2019, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling 85,120 (see Note 7) and is due, as amended, February 28, 2020.

During the year ended December 31, 2018, these same shareholders and one other loaned the Company money in the form of convertible loans of $537,200 described in (2) above.

(5) $350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by TPTG and the former owners of the Lion Phone technology and has not been determined.

$4,000,000 represents a promissory note included as part of the consideration of ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds and the remainder from proceeds from the second Company public offering intended to be in 2019.

On September 1, 2018, the Company closed on its acquisition of Blue Collar. Part of the acquisition included a promissory note of $1,600,000 (fair value of $1,533,217, net of a discount to fair value of $66,783 which is being amortized through expense through the due date of May 1, 2019) and interest at 3% from the date of closure. $19,275 was amortized as interest expense in the nine months ended September 30, 2019. The promissory note is secured by the assets of Blue Collar.

(6) The shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

During the nine months ended September 30, 2019, the Company borrowed $50,000 from a related party for working capital with no written terms. This was paid back prior to September 30, 2019 with $7,000 representing interest on the funds.

Financing arrangements as of December 31, 2018 and 2017 are as follows:

	2018	2017
Business loans and advances (1)	$615,692	114,016
Convertible debt (2)	15,000	5,000
Factoring agreement (3)	101,244	78,909
Debt – third party	$731,936	197,925

Line of credit, related party secured by assets (4)	$3,043,390	3,043,390
Debt– other related party, net of discounts (5)	5,912,898	4,350,000
Convertible debt – related party (2)	801,888	312,000
Shareholder debt (6)	181,694	164,200
Debt – related party	$9,939,870	7,869,590

Total financing arrangements	$10,671,806	8,067,515

Less current portion:
Debt – third party	$(716,936)	(195,106)
- third party, convertible	(10,000)	—
Debt – related party, net of discount	(9,137,982)	(7,557,590)
– related party, convertible	(202,688)	(250,000)
	(10,067,606)	(8,002,696)
Total long term debt	$604,200	64,819

(1)	The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month Libor plus 2%, 4.34% as of December 31, 2018, and is secured by assets of the Company, is due August 31, 2019, as amended, and included 8,000 stock options as part of the terms (see Note 7). $500,500 is a line of credit that Blue Collar has with a bank, bears interest at Prime plus 1.125%, 6.38% as of December 31, 2018, and is due March 25, 2021. $10,000 is an amount the bears interest at 6%, subsequently increased to 11%, as it was due and not repaid on October 10, 2018. The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2)	During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which are due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. During 2016, the Company acquired SDM which consideration included a convertible promissory note for $250,000 due August 31, 2018, as amended, does not bear interest, unless delinquent in which the interest is 12% per annum, and is convertible into common stock at $1.00 per share. The SDM balance is $202,688 as of December 31, 2018. During 2018, the Company issued convertible promissory notes in the amount of $537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share. Because the Series C Preferred Stock has a conversion price of $0.15 per share, the issuance of Series C Preferred Stock promissory notes will cause a beneficial conversion feature of approximately $38,479 upon exercise of the convertible promissory notes.

(3)	The Factoring Agreement with full recourse, due August 31, 2019, as amended, was established in June 2016 with a company that is controlled by a shareholder and is personally guaranteed by an officer of the Company. The Factoring Agreement is such that the Company pays a discount of 2% per each 30-day period for each advance received against accounts receivable or future billings. The Company was advanced funds from the Factoring Agreement for which $101,244 and $78,909 in principal remained unpaid as of December 31, 2018 and 2017, respectively.

(4)	The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 3.91% as of December 31, 2018, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling 85,120 (see Note 7) and is due, as amended, August 31, 2019. During the year ended December 31, 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $537,200 described in (2) above.

(5)	$350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by TPTG and the former owners of the Lion Phone technology and has not been determined. $4,000,000 represents a promissory note included as part of the consideration of ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds intended to be obtained in 2018 and the remainder from proceeds from the second Company public offering intended to be in 2019. On September 1, 2018, the Company closed on its acquisition of Blue Collar. Part of the acquisition included a promissory note of $1,600,000 (fair value of $1,533,217, net of a discount to fair value of $66,783 which is being amortized through expense through the due date of May 1, 2019) and interest at 3% from the date of closure. $29,681 was amortized as interest expense in the year ended December 31, 2018. The promissory note is secured by the assets of Blue Collar.

(6)	The shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

See Lease financing arrangement in Note 8.